Listing of companies in the Group	12 Months Ended
Dec. 31, 2024
Listing of companies in the Group [Abstract]
Listing of companies in the Group
29.	Listing of companies in the Group

Name of companies		Principal activities	Place of incorporation	Equity holding 2024%	Equity holding 2023%	Equity holding 2022%
BW Aldrich Pte. Ltd.		Shipowning	Singapore	100	100	100
BW Clearwater Pte. Ltd.		Shipowning	Singapore	100	100	100
BW Causeway Pte. Ltd.		Dormant	Singapore	100	100	100
BW Fleet Management Pte. Ltd.		Ship-management	Singapore	100	100	100
BW Stanley Pte. Ltd.		Shipowning	Singapore	100	100	100
Hafnia Pools Pte. Ltd.		Chartering	Singapore	100	100	100
Komplementaranpartsselskabet Straits Tankers	g	Investment	Denmark	100	100	100
K/S Straits Tankers	g	Investment	Denmark	100	100	100
BW Silvermine Pte. Ltd.		Dormant	Singapore	100	100	100
BW Pacific Management Pte. Ltd.		Agency office	Singapore	100	100	100
Hafnia SG Pte. Ltd.		Management company	Singapore	100	100	100
Hafnia Tankers Marshall Islands Pte. Ltd.		Investment	Singapore	100	100	100
Hafnia Tankers Singapore Holding Pte. Ltd.		Investment	Singapore	100	100	100
Hafnia Tankers Singapore Sub-Holding Pte. Ltd.		Shipowning	Singapore	100	100	100
Hafnia Tankers ApS		Corporate support	Denmark	100	100	100
Hafnia Tankers Shipholding Beta Pte. Ltd.	J	Dormant	Singapore	100	100	100
Hafnia Tankers Shipholding Alpha Pte. Ltd.		Shipowning	Singapore	100	100	100
Hafnia One Pte. Ltd.		Shipowning	Singapore	100	100	100
Hafnia Tankers Singapore Pte. Ltd.		Investment	Singapore	100	100	100
Hafnia Tankers Shipholding Singapore Pte. Ltd.		Shipowning	Singapore	100	100	100
Hafnia Tankers Shipholding 2 Singapore Pte. Ltd.		Shipowning	Singapore	100	100	100
Hafnia Tankers Chartering Singapore Pte. Ltd.		Chartering	Singapore	100	100	100
Hafnia Tankers International Chartering Inc.		Chartering	Marshall Islands	100	100	100
Hafnia Tankers Services Singapore Pte. Ltd.		Ship-management	Singapore	100	100	100
Hafnia SARL		Corporate Support	Monaco	100	100	100
Hafnia Holding I Pte. Ltd.		Investment	Singapore	100	100	100
Hafnia Holding II Limited		Investment	Bermuda	100	100	100
Hafnia Middle East DMCC	a	Ship-management	UAE	100	100	100
Hafnia Chemical Tankers Pte. Ltd.	a,h	Shipowning	Singapore	100	100	100
Hafnia US, LLC		Investment	USA	100	100	-
Hafnia Tankers Singapore Gamma Pte. Ltd.	i	Dormant	Singapore	100	100	100
Hafnia Chem Shipholding Pte. Ltd.	c	Shipowning	Singapore	100	100	-
Vista Shipping Pte. Ltd.		Investment	Singapore	50	50	50
Vista Shipholding I Pte. Ltd.		Shipowning	Singapore	50	50	50
Vista Shipholding II Pte. Ltd.		Shipowning	Singapore	50	50	50
Vista Shipholding III Pte. Ltd.		Shipowning	Singapore	50	50	50
Vista Shipholding IV Pte. Ltd.		Shipowning	Singapore	50	50	50
Vista Shipholding V Pte. Ltd.		Shipowning	Singapore	50	50	50
Vista Shipholding VI Pte. Ltd.		Shipowning	Singapore	50	50	50
Vista Shipholding VII Pte. Ltd.		Shipowning	Singapore	50	50	50
Vista Shipholding VIII Pte. Ltd.		Shipowning	Singapore	50	50	50
Vista Shipholding IX Pte. Ltd.		Shipowning	Singapore	50	50	50
Vista Shipholding X Pte. Ltd.		Shipowning	Singapore	50	50	50
Vista Shipping HK Limited		Investment	Hong Kong	50	50	50
Vista Shipping US, LLC		Investment	United States	50	50	50
H&A Shipping Pte. Ltd.		Investment	Singapore	50	50	50
Yellow Star Shipping Pte. Ltd		Shipowning	Singapore	50	50	50
Green Stars Shipping Pte. Ltd		Shipowning	Singapore	50	50	50
Chemical Tankers Inc	b	Investment	Marshall Islands	100	100	100
Chemical Tankers ApS	f	Corporate Support	Denmark	—	—	100
Chemical Tankers SubHoldCo Inc	b	Investment	Marshall Islands	100	100	100
Chemical Tankers (A-Ships) Inc	b	Investment	Marshall Islands	100	100	100
Chemical Tankers 1 Inc	b	Shipowning	Marshall Islands	100	100	100
Chemical Tankers 2 Inc	b	Shipowning	Marshall Islands	100	100	100
Chemical Tankers 3 Inc	b	Shipowning	Marshall Islands	100	100	100
Chemical Tankers 4 Inc	b	Shipowning	Marshall Islands	100	100	100
Chemical Tankers 5 Inc	b	Shipowning	Marshall Islands	100	100	100
Chemical Tankers 6 Inc	b	Shipowning	Marshall Islands	100	100	100
Chemical Tankers 7 Inc	b	Shipowning	Marshall Islands	100	100	100
Chemical Tankers 8 Inc	b	Shipowning	Marshall Islands	100	100	100
Chemical Tankers 9 Inc	b	Shipowning	Marshall Islands	100	100	100
Chemical Tankers 10 Inc	b	Shipowning	Marshall Islands	100	100	100
Chemical Tankers 11 Inc	b	Shipowning	Marshall Islands	100	100	100
Chemical Tankers 12 Inc	b	Shipowning	Marshall Islands	100	100	100
Chemical Tankers 13 Inc	b	Shipowning	Marshall Islands	100	100	100
Chemical Tankers 14 Inc	b	Shipowning	Marshall Islands	100	100	100
Chemical Tankers 15 Inc	b	Shipowning	Marshall Islands	100	100	100
Chemical Tankers 16 Inc	b	Shipowning	Marshall Islands	100	100	100
Chemical Tankers 17 Inc	b	Shipowning	Marshall Islands	100	100	100
Chemical Tankers 18 Inc	b	Shipowning	Marshall Islands	100	100	100
Chemical Tankers 19 Inc	b	Dormant	Marshall Islands	100	100	100
Chemical Tankers 20 Inc	b	Dormant	Marshall Islands	100	100	100
Chemical Tankers 21 Inc	b	Shipowning	Marshall Islands	100	100	100
Chemical Tankers 22 Inc	b	Shipowning	Marshall Islands	100	100	100
Chemical Tankers 23 Inc	b	Shipowning	Marshall Islands	100	100	100
Chemical Tankers 24 Inc	b	Shipowning	Marshall Islands	100	100	100
Chemical Tankers 25 Inc	b	Shipowning	Marshall Islands	100	100	100
Chemical Tankers 26 Inc	b	Shipowning	Marshall Islands	100	100	100
Chemical Tankers 27 Inc	b	Shipowning	Marshall Islands	100	100	100
Chemical Tankers 28 Inc	b	Shipowning	Marshall Islands	100	100	100
Chemical Tankers 29 Inc	b	Shipowning	Marshall Islands	100	100	100
Chemical Tankers 30 Inc	b	Shipowning	Marshall Islands	100	100	100
Chemical Tankers 31 Inc	b	Dormant	Marshall Islands	100	100	100
Chemical Tankers 32 Inc	b	Dormant	Marshall Islands	100	100	100
Chemical Tankers 35 Inc	b	Shipowning	Marshall Islands	100	100	100
Chemical Tankers 36 Inc	b	Shipowning	Marshall Islands	100	100	100
Chemical Tankers 37 Inc	b	Dormant	Marshall Islands	100	100	100
Chemical Tankers 38 Inc	b	Dormant	Marshall Islands	100	100	100
Chemical Tankers 39 Inc	b	Dormant	Marshall Islands	100	100	100
Complexio Limited	d	Software development	United Kingdom	30.5	26	—
Ecomar Shipholding S.A.S	e	Investment	France	50	50	—
Ecomar Alpha S.A.S	e	Shipowning	France	50	50	—
Ecomar Bravo S.A.S	e	Shipowning	France	50	50	—
Ecomar Charlie S.A.S	e	Shipowning	France	50	50	—
Ecomar Delta S.A. S	e	Shipowning	France	50	50	—

(a)	This company was registered in 2022.
(b)	The acquisition of CTI was completed on 27 January 2022.
(c)	This company was registered in 2023.
(d)	This joint venture was formed on 17 March 2023.
(e)	This company was incorporated as the result of the Group entering into a joint venture with SOCATRA on 17 June 2023.
(f)	This company has been dissolved after voluntary liquidation on 20 June 2023.
(g)	This company has been dissolved after voluntary liquidation on 26 June 2024.
(h)	This company established a DMCC branch in Dubai, UAE on 30 October 2024.
(i)	This company was struck off on 19 February 2025.
(j)	This company was struck off on 20 February 2025.